Summary of Business and Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
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Schedule of Computer Hardware and Other Property - Estimated Useful Lives
Property and equipment are recorded at cost and depreciated on a straight-line basis over their estimated useful lives as follows:

Buildings and building improvements	10-40 years
Computer equipment	3 years
Furniture, fixtures and other equipment	5- 7 years

Schedule of Other Identifiable Assets - Estimated Useful Lives	Identifiable intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives as follows:

Trade names	5 years
Customer relationships	6-40 years
Databases and content	5-30 years
Other	10-30 years